Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2017	Nov. 10, 2017
Document Information [Line Items]
Entity Registrant Name	Sun BioPharma, Inc.
Entity Central Index Key	0001029125
Trading Symbol	snbp
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		3,670,432
Document Type	S-1/A
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3
Amendment Flag	true
Amendment Description	Amendment No. 2